TAXES ON EARNINGS - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 29, 2018	Sep. 28, 2018	Sep. 29, 2017	Sep. 30, 2016
Deferred Tax Assets:
Inventory adjustments	$ 5.6		$ 4.2
Share-based compensation	3.1		0.8
Product warranty	1.6		1.4
Deferred compensation	1.1		0.9
Net operating loss carryforwards	24.3		3.3
Accrued vacation	1.0		1.3
Credit carryforwards	1.9		1.8
Other	7.5		4.7
Deferred tax assets, gross	46.1		18.4
Valuation allowance	(18.8)		(4.0)	$ (4.3)	$ (2.5)
Total deferred tax assets	27.3		14.4
Deferred Tax Liabilities:
Acquired intangibles	(19.3)		(15.2)
Property, plant and equipment	(10.6)		(14.3)
Investments in privately held companies	(3.3)		(4.1)
Other	(2.3)		(4.0)
Total deferred tax liabilities	(35.5)		(37.6)
Net deferred tax liabilities	(8.2)		(23.2)
Deferred tax assets	27.3		14.4
Deferred tax liabilities	(35.5)		(37.6)
Net deferred tax liabilities	$ 8.2	$ 22.4	$ 23.2